UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02215

T. Rowe Price Small-Cap Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments

Small-Cap Value Fund	September 30, 2016

T. Rowe Price Small-Cap Value Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 97.5%		
CONSUMER DISCRETIONARY 10.7%		
Auto Components 1.4%		
Dorman Products (1)	600,500	38,372
Drew Industries	746,200	73,143
Strattec Security (2)	226,753	8,004
		119,519
Distributors 0.9%		
Pool	594,800	56,220
Uni-Select (CAD)	456,920	11,138
Weyco Group	444,460	11,943
		79,301
Diversified Consumer Services 1.0%		
American Public Education (1)(2)	1,196,150	23,696
Capella Education	570,600	33,118
Career Education (1)(2)	3,624,091	24,607
National American University Holdings (2)	2,194,600	4,587
		86,008
Hotels, Restaurants & Leisure 1.0%		
Bloomin Brands	965,500	16,645
Interval Leisure	1,638,093	28,126
Papa John's International	95,912	7,563
Red Robin Gourmet Burgers (1)	408,400	18,353
Red Rock Resorts, Class A	387,544	9,142
		79,829
Household Durables 1.4%		
Cavco Industries (1)(2)	469,400	46,494
CSS Industries (2)	1,037,784	26,547
Ethan Allen Interiors	962,400	30,094

Tempur Sealy International (1)	254,088	14,417
		117,552
Internet & Direct Marketing Retail 0.2%		
Liberty Ventures, Series A (1)	424,700	16,933
		16,933
Leisure Products 0.0%		
Arctic Cat	24,700	382
		382
Media 1.5%		
Cable One	57,000	33,288
New Media Investment (2)	2,621,902	40,639
Saga Communications (2)	706,218	32,020
Scholastic	584,300	22,998
		128,945
Multiline Retail 0.2%		
Fred's	1,643,800	14,893
		14,893
Specialty Retail 2.2%		
Aaron's	1,399,800	35,583
At Home (1)	295,849	4,482
Boot Barn Holdings (1)	762,500	8,677
Express (1)	915,900	10,799
Francesca's Holdings (1)	1,375,300	21,221
Genesco (1)	330,700	18,010
Lumber Liquidators (1)(2)	1,741,354	34,252
Party City Holdco (1)	709,300	12,143
Pier 1 Imports	1,308,963	5,550
Sportsman's Warehouse Holdings (1)	893,400	9,399
Winmark (2)	226,726	23,924
		184,040

Personal Products 0.2%		
Conyers Park Acquisition, Equity Units (1)	1,343,790	14,446
		14,446
Tobacco 0.2%		
Vector Group	917,227	19,748
		19,748
Total Consumer Staples		301,259
ENERGY 4.5%		
Energy Equipment & Services 1.2%		
Diamond Offshore Drilling	453,300	7,983
Dril-Quip (1)	303,400	16,911
Frank's International	1,494,400	19,427
Global Geophysical, Warrants, 12/31/18 (1)(4)	26,187	76
Oceaneering International	609,400	16,765
SEACOR Holdings (1)	359,300	21,375
Tesco	2,222,350	18,134
		100,671
Oil, Gas & Consumable Fuels 3.3%		
Advantage Oil & Gas (CAD) (1)	2,914,400	20,437
Earthstone Energy (1)	162,763	1,400
Gulfport Energy (1)	439,100	12,405
Kelt Exploration (CAD) (1)	3,443,400	15,197
Matador Resources (1)	1,680,260	40,898
Overseas Shipholding	2,044,359	21,609
Panhandle Oil & Gas	632,770	11,092
Parsley Energy (1)	1,323,900	44,364
Rex Stores Resources (1)	125,700	10,654
Rice Energy (1)	767,000	20,026
Silver Run Acquisition, Equity Units (1)	610,875	11,002
Synergy Resources (1)	1,496,400	10,370
Western Refining	884,700	23,409

WPX Energy (1)	2,751,300	36,290
		279,153
Total Energy		379,824
FINANCIALS 26.4%		
Banks 15.6%		
Atlantic Capital Bancshares (1)	899,000	13,467
BankUnited	1,967,400	59,416
Blue Hills Bancorp	1,164,900	17,497
BNC Bancorp	476,900	11,598
Bridge Bancorp	381,668	10,912
Burke & Herbert	8,026	15,482
Cascade Bancorp (1)	945,381	5,729
Cobiz Financial (2)	2,829,100	37,655
Columbia Banking System	1,976,100	64,658
East West Bancorp	2,098,799	77,047
Farmers & Merchants Bank of Long Beach	3,050	19,032
FB Financial (1)	387,473	7,819
First Hawaiian, Class A (1)	771,391	20,720
Glacier Bancorp	1,720,700	49,074
HarborOne Bancorp (1)	869,115	13,697
Home Bancshares	5,462,596	113,677
Hope Bancorp	3,005,287	52,202
Howard Bancorp (1)(2)	528,928	6,987
Independent Bank	555,600	24,541
John Marshall Bank (1)	356,059	6,106
Live Oak Bancshares (2)	2,074,417	29,913
National Bank Holdings, Class A (2)	1,882,059	43,984
Pacific Continental	384,577	6,469
Pacific Premier Bancorp (1)	320,200	8,473
Paragon Commercial (1)	122,600	4,448
Park Sterling	1,010,400	8,204
Pinnacle Financial Partners	292,400	15,813
Popular	1,611,600	61,595

Diversified Financial Services 0.4%		
Compass Diversified Holdings, Partnership	1,720,300	29,899
		29,899
Insurance 3.5%		
Assured Guaranty	1,177,483	32,675
Crawford, Class A	445,164	3,984
Crawford, Class B	164,700	1,869
Employers Holdings	687,800	20,517
First American Financial	201,200	7,903
Kinsale Capital	687,677	15,129
National Interstate	844,765	27,480
ProAssurance	1,562,800	82,016
RenaissanceRe Holdings	204,100	24,525
Safety Insurance Group	424,600	28,541
State Auto Financial	1,225,521	29,180
Stewart Information Services	248,478	11,045
Third Point Reinsurance (1)	770,400	9,245
		294,109
Mortgage Real Estate Investment Trusts 0.8%		
Hannon Armstrong Sustainable Infrastructure Capital, REIT	1,879,700	43,929
Redwood Trust, REIT	1,373,200	19,444
		63,373
Thrifts & Mortgage Finance 3.1%		
Beneficial Bancorp	2,715,968	39,952
Clifton Bancorp (2)	1,326,781	20,286
Kearny Financial	2,749,000	37,414
Meridian Bancorp	2,114,800	32,927
PennyMac Financial Services (1)	1,020,806	17,364
Radian	3,342,700	45,294
United Financial Bancorp (2)	3,160,601	43,743

Life Sciences Tools & Services 0.1%		
Patheon (1)	143,000	4,237
		4,237
Pharmaceuticals 0.0%		
Therapeutics MD (1)	579,100	3,944
		3,944
Total Health Care		546,967
INDUSTRIALS & BUSINESS SERVICES 13.2%		
Aerospace & Defense 0.8%		
BWX Technologies	483,100	18,537
Cubic	199,700	9,348
Orbital ATK	115,200	8,782
Triumph Group	975,700	27,202
		63,869
Building Products 0.7%		
Insteel Industries	615,485	22,305
Universal Forest Products	405,300	39,918
		62,223
Commercial Services & Supplies 2.1%		
Brady, Class A	1,132,400	39,192
Brinks Company	243,100	9,014
Matthews International, Class A	366,900	22,293
McGrath RentCorp (2)	1,128,860	35,796
MSA Safety	327,800	19,026
SP Plus (1)	699,300	17,881
Waste Connections	399,500	29,843
		173,045
Construction & Engineering 0.9%		
Aegion (2)	1,929,265	36,791
Comfort Systems USA	426,700	12,506

Granite Construction	169,600	8,436
Valmont Industries	144,800	19,486
		77,219
Electrical Equipment 0.1%		
Encore Wire	9,300	342
Thermon Group Holdings (1)	226,160	4,467
		4,809
Industrial Conglomerates 0.3%		
Raven Industries	1,245,354	28,681
		28,681
Machinery 3.2%		
Chart Industries (1)	424,900	13,949
CIRCOR International	576,100	34,312
Colfax (1)	677,600	21,297
ESCO Technologies	819,100	38,023
Hillenbrand	589,700	18,658
John Bean Technologies	669,300	47,219
Lydall (1)	532,400	27,222
RBC Bearings (1)	375,199	28,695
Sun Hydraulics	890,700	28,743
Tennant	141,500	9,169
Westport Fuel Systems (1)	1,691,064	2,723
		270,010
Marine 0.6%		
Kirby (1)	471,600	29,314
Matson	502,400	20,036
		49,350
Professional Services 0.9%		
FTI Consulting (1)	864,400	38,517
Navigant Consulting (1)	1,969,822	39,830
		78,347

Road & Rail 1.9%		
Genesee & Wyoming, Class A (1)	794,519	54,782
Landstar System	1,010,400	68,788
Patriot Transportation Holding (1)(2)	257,533	5,473
Universal Logistics Holdings (2)	1,503,735	20,180
YRC Worldwide (1)	1,185,150	14,601
		163,824
Trading Companies & Distributors 1.7%		
Applied Industrial Technologies	717,300	33,527
Beacon Roofing Supply (1)	1,078,100	45,356
Kaman	526,100	23,106
Univar (1)	1,715,616	37,486
		139,475
Total Industrials & Business Services		1,110,852
INFORMATION TECHNOLOGY 10.7%		
Communications Equipment 1.1%		
Harmonic (1)(2)	8,383,290	49,713
Ixia (1)	2,273,500	28,419
Shoretel (1)	1,486,200	11,889
		90,021
Electronic Equipment, Instruments & Components 3.9%		
Badger Meter	893,020	29,925
Belden	1,411,100	97,352
Coherent (1)	70,500	7,793
Knowles (1)	3,024,700	42,497
Littelfuse	476,300	61,352
Methode Electronics	1,043,300	36,484
Synnex	508,200	57,991
		333,394

Internet Software & Services 1.1%		
Angie's List (1)	2,173,000	21,534
Rightside (1)(2)	2,397,184	21,814
SVMK (f/k/a SurveyMonkey), Acquisition Date: 11/25/14 Cost $9,188 (1)(3)(4)	558,530	7,965
Xactly (1)(2)	1,541,000	22,684
XO Group (1)	1,112,373	21,502
		95,499
IT Services 0.5%		
CSRA	1,186,800	31,925
Startek (1)(2)	1,099,431	6,861
		38,786
Semiconductor & Semiconductor Equipment 2.9%		
Advanced Energy Industries (1)	638,400	30,209
Brooks Automation	1,866,700	25,406
Cabot Microelectronics	469,300	24,831
Cohu	383,410	4,501
Entegris (1)	1,328,100	23,135
Integrated Device Technology (1)	328,100	7,579
Intersil Holding, Class A	1,048,600	22,996
MaxLinear, Class A (1)	939,600	19,046
Microsemi (1)	684,500	28,735
PDF Solutions (1)	522,600	9,496
Rudolph Technologies (1)	746,900	13,250
Synaptics (1)	182,300	10,679
Teradyne	1,014,400	21,891
		241,754
Software 1.2%		
Callidus Software (1)	1,308,700	24,015
Computer Modelling (CAD)	1,305,780	9,764
Progress Software (1)	1,496,907	40,716
Tableau Software (1)	291,700	16,122

Tangoe (1)	1,368,400	11,289
		101,906
Technology Hardware, Storage & Peripherals 0.0%		
Intevac (1)	271,900	1,604
		1,604
Total Information Technology		902,964
MATERIALS 5.7%		
Chemicals 2.8%		
AgroFresh Solutions (1)(2)	6,474,193	34,248
American Vanguard (2)	1,658,200	26,631
Hawkins (2)	541,200	23,450
Innospec	587,134	35,704
KMG Chemicals (2)	1,249,903	35,410
Minerals Technologies	1,001,400	70,789
Orion Engineered Carbons	456,900	8,562
		234,794
Containers & Packaging 0.5%		
Myers Industries (2)	3,194,601	41,498
		41,498
Metals & Mining 1.5%		
Carpenter Technology	1,156,200	47,705
New Gold (CAD) (1)	1,304,600	5,658
Osisko Gold Royalties (CAD)	1,379,600	15,100
Petra Diamonds (GBP)	8,737,538	14,701
Reliance Steel & Aluminum	412,500	29,712
Worthington Industries	404,900	19,447
		132,323
Paper & Forest Products 0.9%		
Clearwater Paper (1)(2)	882,300	57,058

Interfor (CAD) (1)	1,620,500	18,380
		75,438
Total Materials		484,053
REAL ESTATE 9.8%		
Equity Real Estate Investment Trusts 9.2%		
Acadia Realty Trust, REIT	1,471,000	53,309
American Assets Trust, REIT	449,500	19,499
American Campus Communities, REIT	638,600	32,486
CatchMark Timber Trust, Class A, REIT	1,405,850	16,434
Cedar Realty Trust, REIT (2)	7,516,230	54,117
CubeSmart, REIT	588,800	16,051
Douglas Emmett, REIT	1,047,700	38,377
EastGroup Properties, REIT	435,700	32,050
First Potomac Realty Trust, REIT (2)	3,785,900	34,641
Healthcare Realty Trust, REIT	1,206,692	41,100
Kilroy Realty, REIT	540,800	37,504
Monogram Residential Trust, REIT	1,396,800	14,862
Paramount, REIT	995,500	16,316
Pebblebrook Hotel Trust, REIT	841,400	22,381
Potlatch, REIT	902,600	35,102
PS Business Parks, REIT	351,300	39,897
Retail Opportunity Investments, REIT	1,651,100	36,258
RLJ Lodging Trust, REIT	659,700	13,874
Saul Centers, REIT	872,800	58,129
Sunstone Hotel Investors, REIT	1,671,210	21,375
Terreno Realty, REIT	2,020,100	55,573
Urban Edge Properties, REIT	1,005,200	28,286
Urstadt Biddle Properties, Class A, REIT	877,900	19,507
Urstadt Biddle Properties, REIT	58,800	1,064
Washington Real Estate Investment Trust, REIT	1,262,500	39,289
		777,481

Real Estate Management & Development 0.6%		
Forestar Group (1)	1,309,737	15,337
FRP Holdings (1)(2)	773,100	24,020
RE/MAX Holdings, Class A	211,500	9,260
		48,617
Total Real Estate		826,098
UTILITIES 6.2%		
Electric Utilities 2.2%		
El Paso Electric	909,100	42,519
PNM Resources	2,751,100	90,016
Portland General Electric	1,141,500	48,616
		181,151
Gas Utilities 2.3%		
Atmos Energy	546,500	40,698
Chesapeake Utilities	545,580	33,313
ONE Gas	1,383,800	85,574
South Jersey Industries	309,300	9,140
Southwest Gas	271,100	18,939
Washington Gas Light	77,146	4,837
		192,501
Independent Power & Renewable Electricity Producers 0.5%		
Nextera Energy Partners, Partnership (1)	490,600	13,722
NRG Energy	2,469,000	27,678
		41,400
Multi-Utilities 0.9%		
Black Hills	336,600	20,607
NorthWestern	996,100	57,305
		77,912

CONSUMER STAPLES 0.1%		
Food Products 0.1%		
Post Holdings (1)	83,400	11,355
Total Consumer Staples		11,355
FINANCIALS 0.2%		
Banks 0.2%		
Wintrust Financial, Series C	9,400	13,073
Total Financials		13,073
INFORMATION TECHNOLOGY 0.2%		
Internet Software & Services 0.2%		
CarGurus, Series D, Acquisition Date: 7/7/15 Cost $8,491 (1)(3)(4)	208,909	11,321
Glassdoor, Series H, Acquisition Date: 4/25/16 Cost $7,437 (1)(3)(4)	929,659	7,437
Total Information Technology		18,758
UTILITIES 0.1%		
Water Utilities 0.1%		
AquaVenture Holdings, Series A1, Acquisition Date: 10/25/10 Cost $594 (1)(2)(3)(4)	248,079	910
AquaVenture Holdings, Series A2, Acquisition Date: 10/25/10 Cost $446 (1)(2)(3)(4)	186,060	683
AquaVenture Holdings, Series A3, Acquisition Date: 10/25/10 Cost $149 (1)(2)(3)(4)	62,020	228
AquaVenture Holdings, Series A4, Acquisition Date: 7/16/10 - 5/27/16, Cost $2,844 (1)(2)(3)(4)	1,250,000	4,587
Total Utilities		6,408
Total Convertible Preferred Stocks (Cost $52,751)		78,667

CONVERTIBLE BONDS 0.1%		
Palm Harbor, 3.25%, 5/15/24 (1)(4)(6)	7,713,000	–
Safeguard Scientifics, 5.25%, 5/15/18 (2)	9,080,000	9,340
Total Convertible Bonds (Cost $13,915)		9,340
CORPORATE BONDS 0.0%		
Global Geophysical, EC, 10.50%, 5/1/17 (1)(4)	3,822,000	–
Global Geophysical, EC, 10.50%, 5/1/17 (1)(4)	2,289,000	–
Total Corporate Bonds (Cost $–)		–
BANK LOANS 0.0% (7)		
Western Water, VR, 10.00%, 9/1/17 (1)(4)	2,200,476	–
Total Bank Loans (Cost $1,991)		–
SHORT-TERM INVESTMENTS 1.9%		
Money Market Funds 1.9%		
T. Rowe Price Government Reserve Fund, 0.32% (2)(8)	162,535,315	162,535
Total Short-Term Investments (Cost $162,535)		162,535
Total Investments in Securities		
100.4% of Net Assets (Cost $5,666,425)		**$ 8,464,546**

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Company
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $73,665 and represents 0.9% of net assets.
(4) Level 3 in fair value hierarchy. See Note 2.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Small-Cap Value Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Small-Cap Value Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund incepted on June 30, 1988. The fund seeks long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2016:

There were no material transfers between Levels 1 and 2 during the six months ended September 30, 2016.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2016. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2016, totaled $1,982,000 for the period ended September 30, 2016. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Bank Loans
The fund may invest in bank loans, which represent an interest in amounts owed by a borrower to a syndication of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is troubled or highly leveraged. Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments; however, the seller continues to hold legal title to the loan. As a result, the buyer of a loan participation generally has no direct rights against the borrower and is exposed to credit risk of both the borrower and seller of the participation. Bank loans often have extended settlement periods, usually may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (unfunded commitments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, to the extent a credit agreement provides no initial funding of a tranche and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, no loan is reflected in the Portfolio of Investments until paid.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2016, the cost of investments for federal income tax purposes was $5,666,425,000. Net unrealized gain aggregated $2,798,122,000 at period-end, of which $3,018,644,000 related to appreciated investments and $220,522,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Value Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 22, 2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 22, 2016

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 22, 2016